Segment Reporting	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting

Note 19: Segment Reporting

The operating segments through which the Company manages its operations are based on the internal reporting used by the Company’s Chief Operating Decision Maker (“CODM”) to assess performance and make decisions about resource allocation. The segments are organized based on products and services provided by the Company.

CNH Industrial has five operating segments:

Agricultural Equipment designs, manufactures and distributes a full line of farm machinery and implements, including two-wheel and four-wheel drive tractors, crawler tractors (Quadtrac®), combines, cotton pickers, grape and sugar cane harvesters, hay and forage equipment, planting and seeding equipment, soil preparation and cultivation implements and material handling equipment. Agricultural equipment is sold under the New Holland Agriculture and Case IH Agriculture brands, as well as the Steyr brand in Europe and the Miller brand, primarily in North America and Australia. Following the acquisition of the grass and soil implement business of Kongskilde Industries in February 2017, certain agricultural equipment products have been sold under the Kongskilde, Överum, and JF brands.

Construction Equipment designs, manufactures, and distributes a full line of construction equipment including excavators, crawler dozers, graders, wheel loaders, backhoe loaders, skid steer loaders, compact track loaders and telehandlers. Construction equipment is sold under the Case Construction and New Holland Construction Equipment brands.

Commercial Vehicles designs, manufactures and distributes a full range of light, medium, and heavy vehicles for the transportation and distribution of goods under the Iveco brand, commuter buses and touring coaches under the Iveco Bus (previously Iveco Irisbus) and Heuliez Bus brands, quarry and mining equipment under the Iveco Astra brand, firefighting vehicles under the Magirus brand, and vehicles for civil defense and peace-keeping missions under the Iveco Defence Vehicles brand.

Powertrain designs, manufactures, and offers a range of engines, transmission systems and axles for on- and off-road applications, as well as for marine and power generation under the FPT Industrial brand.

Financial Services offers a range of financial services to dealers and customers. Financial Services provides and administers retail financing to customers for the purchase or lease of new and used industrial equipment or vehicles and other equipment sold by CNH Industrial dealers. In addition, Financial Services provides wholesale financing to CNH Industrial dealers. Wholesale financing consists primarily of floor plan financing and allows the dealers to purchase and maintain a representative inventory of products.

Revenues for each reported segment are those directly generated by or attributable to the segment as a result of its usual business activities and include revenues from transactions with third parties as well as those deriving from transactions with other segments, recognized at normal market prices. Segment expenses represent expenses deriving from each segment’s business activities both with third parties and other operating segments or which may otherwise be directly attributable to it. Expenses deriving from business activities with other segments are recognized at normal market prices.

Until December 31, 2017, the CODM reviewed the performance of operating segments using Operating Profit of Industrial Activities calculated using U.S. GAAP measures. Operating Profit of Industrial Activities is defined as net sales less cost of goods sold, SG&A expenses, and R&D expenses. Operating Profit of Financial Services is defined as revenues, less SG&A expenses, interest expenses and certain other operating expenses. In addition, with reference to Financial Services, the CODM assessed the performance of the segment on the basis of net income prepared in accordance with U.S. GAAP. Furthermore, the CODM reviewed expenditures for long-lived assets; however, other operating segment asset information is not readily available.

A reconciliation from consolidated operating profit to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the years ended December 31, 2017, 2016, and 2015 are provided below.

	Years Ended December 31,
	2017	2016	2015
	(in millions)
Operating profit	$1,662	$1,439	$1,635
Adjustments/reclassifications to convert from operating profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Restructuring expenses	(93)	(44)	(84)
Interest expenses of Industrial Activities, net of interest income and eliminations	(484)	(543)	(479)
Other, net	(405)	(861)	(505)
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$680	$(9)	$567

Segment Information

The following summarizes operating profit by reportable segment:

	Years Ended December 31,
	2017	2016	2015
	(in millions)
Agricultural Equipment	$949	$818	$952
Construction Equipment	21	2	90
Commercial Vehicles	272	333	283
Powertrain	362	232	186
Eliminations and other	(85)	(94)	(79)
Total Operating profit of Industrial Activities	$1,519	$1,291	$1,432
Financial Services	479	478	515
Eliminations and other	(336)	(330)	(312)
Operating profit	$1,662	$1,439	$1,635

A summary of additional operating segment information as of and for the years ended December 31, 2017, 2016, and 2015 is as follows:

	Years Ended December 31,
	2017	2016	2015
	(in millions)
Revenues:
Agricultural Equipment	$11,130	$10,120	$11,025
Construction Equipment	2,626	2,304	2,542
Commercial Vehicles	10,415	9,553	9,542
Powertrain	4,372	3,707	3,560
Eliminations and other	(2,375)	(2,015)	(1,992)
Net sales of Industrial Activities	26,168	23,669	24,677
Financial Services	1,625	1,570	1,603
Eliminations and other	(432)	(367)	(368)
Total Revenues	$27,361	$24,872	$25,912
Depreciation and Amortization (*):
Agricultural Equipment	$316	$309	$303
Construction Equipment	65	69	70
Commercial Vehicles	211	208	198
Powertrain	127	124	123
Other activities and adjustments	1	—	—
Depreciation and amortization of Industrial Activities	720	710	694
Financial Services	5	6	5
Depreciation and amortization	$725	$716	$699
Expenditures for long-lived assets (*):
Agricultural Equipment	$208	$194	$308
Construction Equipment	36	36	47
Commercial Vehicles	152	173	182
Powertrain	90	96	112
Other activities	2	2	4
Expenditures for long-lived assets of Industrial Activities	488	501	653
Financial Services	4	2	3
Expenditures for long-lived assets	$492	$503	$656

(*)	Excluding assets sold with buy-back commitments and equipment on operating leases

Geographic Information

CNH Industrial has its principal office in London, England, U.K. Revenues earned in the U.K. from external customers were $886 million, $842 million, and $1,008 million for the years ended December 31, 2017, 2016, and 2015, respectively. Revenues earned in the rest of the world from external customers were $26,475 million, $24,030 million, and $24,904 million for the years ended December 31, 2017, 2016, and 2015, respectively. The following highlights revenues earned from external customers in the rest of the world by destination:

	2017	2016	2015
	(in millions)
United States	$4,670	$4,628	$5,533
Italy	3,052	2,874	2,524
France	2,635	2,608	2,580
Brazil	1,788	1,587	1,670
Germany	1,751	1,574	1,565
Canada	1,226	1,182	1,229
Australia	1,068	947	846
Spain	1,003	921	810
Argentina	986	680	768
Poland	506	435	479
Other	7,790	6,594	6,900
Total Revenues from external customers in the rest of world	$26,475	$24,030	$24,904

Total long-lived tangible and intangible assets located in the U.K. were $293 million and $234 million at December 31, 2017 and 2016, respectively, and the total of such assets located in the rest of the world totaled $11,819 million and $11,306 million at December 31, 2017 and 2016, respectively. The following highlights long-lived tangible and intangible assets by geographic in the rest of the world:

	At December 31,
	2017	2016
	(in millions)
United States	$4,850	$5,081
Italy	1,667	1,510
France	931	805
Germany	885	808
Spain	775	625
Canada	565	519
Brazil	386	436
China	278	280
Other	1,482	1,242
Total Long-lived assets in the rest of the world	$11,819	$11,306

In 2017, 2016, and 2015, no single external customer of CNH Industrial accounted for 10 percent or more of consolidated revenues.